Employee benefits expense - Summary of Employee Benefits Expense (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Classes of employee benefits expense [abstract]
Wages and salaries			$ 108,018	$ 57,388
Social security and pension contributions			13,404	8,254
Share-based compensation	$ 12,300	$ 500	9,557	7,966
Total			$ 130,979	$ 73,608